General	12 Months Ended
Dec. 31, 2017
General [Abstract]
GENERAL
NOTE 1: -	GENERAL

a.	RADCOM Ltd. (the “Company”) is an Israeli corporation which provides NFV-ready service assurance, cloud-native network intelligence solutions for Communication Service Providers (“CSPs”). The Company’s solutions include RADCOM Service Assurance (MaveriQ), an NFV service assurance solution which continuously monitors network performance and quality of services to optimize user experience for CSPs’ subscribers and RADCOM Network Visibility, a cloud-native network visibility solution launched in February 2018 that offers advanced network intelligence and packet broker functionality. The Company specializes in solutions for next-generation mobile and fixed networks, including LTE, LTE-A, VoLTE, IMS, VoIP, WiFi, VoWiFi, UMTS/GSM and mobile broadband. The Company’s shares (the “Ordinary Shares”) are listed on the Nasdaq Capital Market under the symbol “RDCM”.

The Company has wholly-owned subsidiaries in the United States and Brazil, that are primarily engaged in the sales, marketing, deployment and customer support of the Company’s products in North America and Brazil, respectively. The Company also has a wholly-owned subsidiary in India, that primarily provides marketing and customer support services worldwide. Additionally, the Company has a wholly-owned subsidiary in Israel solely established for the purpose of making various investments, including securities purchases.

b.	In December 2015, the Company entered to a multi-year sales agreement with Amdocs Software Systems Limited (“Amdocs”) for the resale of MaveriQ to AT&T, a leading North American Tier-1 telecom operator (the “AT&T Engagement”). During 2017 and 2016, the Company signed expansion agreements, as well as multi-year maintenance agreements with Amdocs in connection with the AT&T Engagement. During 2017 and 2016 the Company recognized $24,528 and $18,310, respectively pursuant to the AT&T Engagement and its related agreements, which represents 66% and 62% of the total consolidated revenues of the Company in 2017 and 2016, respectively (see also Note 12c).

The Company’s revenues depend on a limited number of customers. If these customers become unable or unwilling to continue to buy the Company’s solution, it could adversely affect the Company’s results of operations and financial position (see also Note 11b3).

The loss of any significant customer, a significant decrease in business from any such customer or a reduction in customer revenue due to adverse changes in the market, economic or competitive conditions or other factors could have a material adverse effect on the Company’s business, results of operations and financial condition.

c.	Follow-on Public Offering:

In May 2016, a “shelf” registration statement covering the public sale of up to $50,000 of the Company’s Ordinary Shares was declared effective by the U.S. Securities and Exchange Commission (“SEC”).

Following such registration, during May 2016, the Company closed a follow-on public offering (as further described in Note 10b1) at a price of $11.00 per share. Upon the closing of such follow-on public offering, the Company issued 2,090,909 Ordinary Shares for a total consideration of approximately $21,279, net of underwriting discounts, commissions and other offering expenses of $1,721 payable by the Company.

In October 2017, the Company closed a follow-on public offering (as further described in Note 10b2) at a price of $19.50 per share. Upon the closing of such follow-on public offering, the Company issued 1,661,536 Ordinary Shares for a total consideration of approximately $30,206, net of underwriting discounts, commissions and other offering expenses of $2,194 payable by the Company.